Stock-Based Compensation	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Share-based Payment Arrangement [Abstract]
Stock-Based Compensation
Note 11 Stock-Based Compensation
In 2017, the Company’s Board of Directors adopted the Dave Inc. 2017 Stock Plan (the “Plan”). The Plan authorizes the award of stock options, restricted stock, and restricted stock units. The Company has reserved shares of common stock for issuance under the Plan. The Company recognized approximately $6.3 million and $0.9 million of stock-based compensation expense arising from stock option and restricted stock grants which is recorded as a component of compensation and benefits in the condensed consolidated statements of operations for the nine months ended September 30, 2021, and 2020, respectively.
During the nine months ended September 30, 2021, in accordance with the terms of a former executive’s severance agreement, the Company modified share-based payment awards by accelerating the vesting. As a result of the modification, the Company recorded stock-based compensation of $2.1 million (unaudited) during the nine months ended September 30, 2021.
Stock Options:
Activity with respect to options granted under the Plan is summarized as follows:

	Shares	Weighted-Average Exercise Price
Options outstanding, December 31, 2020	23,025,382	$0.74
Granted	13,317,662	$0.98
Exercised	(2,433,761)	$0.61
Forfeited	(5,734,226)	$0.91
Expired	(47,874)	$0.90

Options outstanding, September 30, 2021, unaudited	28,127,183	$0.83

The Company allowed certain stock option holders to exercise unvested options to purchase shares of Common Stock. Shares received from such early exercises are subject to repurchase in the event of the optionee’s employment termination, at the original issuance price, until the options are fully vested. As of September 30, 2021 and 2020, 459,375 and 1,104,636 shares of Common Stock were subject to repurchase, respectively. As of September 30, 2021, there were 2,839,125 options exercised in exchange for non-recourse
notes, of which 2,379,750 options were vested. As of September 30, 2020, there were 2,992,250 options exercised in exchange for non-recourse
notes, of which 1,887,614 options were vested. The shares issued pursuant to unvested options and both vested and unvested options funded by non-recourse
notes have been included in shares issued and outstanding on the condensed consolidated balance sheets as such shares are considered legally outstanding.
On March 3, 2021, the Company granted the Chief Executive Officer stock options to purchase up to 8,458,481 shares of Common Stock in nine tranches. Each of the nine tranches contain service, market, and performance conditions. Vesting commences on the grant date; however, no compensation charges are recognized until the performance condition is probable, which is upon the completion of a business combination. The market conditions relate to the achievement of certain specified price targets. As of September 30, 2021, the performance and market conditions have not been met and were not deemed probable. The options have a strike price of $0.98 per share. The Company determined the fair value of the options on the grant date to be approximately $10.5 million (unaudited) using a Monte Carlo simulation with key inputs and assumptions such as stock price, term, dividend yield, risk-free interest rate, and volatility. Each tranche will vest monthly over a derived service period.
The following table presents the key inputs and assumptions used to value options granted during the nine months ended September 30, 2021:

Expected volatility	40.0%
Risk-free interest rate	1.5%
Remaining term	10.0 Years
Expected dividend yield	0.0%
Restricted Stock Issued to Employees:
A summary of the Company’s restricted stock activity for employees for the nine months ended September 30, 2021, is presented below:

	Shares	Weighted-Average Grant-Date Fair Value
Nonvested shares at December 31, 2020	2,375,000	$0.93
Granted	—	$—
Vested	(2,137,500)	$0.93
Forfeited	—	$—

Nonvested shares at September 30, 2021, unaudited	237,500	$0.93

Restricted Stock Issued to
Non-Employees:
A summary of the Company’s
non-employee
restricted stock activity for the nine months ended September 30, 2021, is presented below:

	Shares	Weighted-Average Grant-Date Fair Value
Nonvested shares at December 31, 2020	5,209	$0.93
Granted	—	$—
Vested	(5,209)	$0.93
Forfeited	—	$—

Nonvested shares at September 30, 2021, unaudited	—	$—

Note 14 Stock-Based Compensation
In 2017, the Company’s Board of Directors adopted the Dave Inc. 2017 Stock Plan (the “Plan”). The Plan authorizes the award of stock options and restricted stock units. Options granted under the Plan generally vest over four years as follows: 25% of option shares vest on the first anniversary of the vesting commencement and 1/48 th
of the shares vest monthly over the remaining three years. Options expire 10 years from the date of grant. The Plan provides for the issuance of incentive stock options, non-statutory
stock options, stock bonuses and rights to purchase restricted stock. The incentive stock options are expected to qualify within the meaning of Section 422 of the U.S. Tax Code and non-statutory
stock options. The total number of shares available for grants under the Plan are 4,849,883 as of December 31, 2020.
Stock Options:
Management has valued stock options at their date of grant utilizing the
Black-Scholes
option pricing model. The fair value of the underlying shares was estimated by using a number of inputs, including recent arm’s length transactions involving the sale of the Company’s common stock.
The following table presents the weighted-average assumptions used to value options granted during the years ended December 31:

	2020	2019
Expected term	6.0 years	5.9 years
Risk-free interest rate	0.8%	1.9%
Expected dividend yield	0.0%	0.0%
Expected volatility	57.0%	48.6%
Expected term
—The expected term represents the period of time that options are expected to be outstanding. As the Company does not have sufficient historical exercise behavior, it determines the expected life assumption using the simplified method, which is an average of the contractual term of the option and its vesting period.
Risk free interest rate
—The
risk-free
interest rate is based on the implied yield available on U.S. Treasury issues with an equivalent term approximating the expected life of the options depending on the date of the grant and expected life of the options.
Expected dividend yield
—The Company bases the expected dividend yield assumption on the fact that it has never paid cash dividends and has no present intention to pay cash dividends.
Expected volatility
—Due to the Company’s limited operating history and lack of company-specific historical or implied volatility, the expected volatility assumption is based on historical volatilities of a peer group of similar companies whose share prices are publicly available. The Company identified a group of peer companies and considered their historical stock prices. In identifying peer companies, the Company considered the industry, stage of life cycle, size, and financial leverage of such other entities.
Activity with respect to options granted under the Plan is summarized as follows:

	Shares (1)	Weighted- Average Exercise Price (1)	Weighted- Average Remaining Contractual Term (years)	Aggregate Intrinsic Value (in thousands)
Options outstanding, December 31, 2019	12,273,640	$0.38	9.1	$6,775
Granted	14,690,130	$0.96
Exercised	(1,441,795)	$0.18
Forfeited	(2,386,363)	$0.59
Expired	(110,230)	$0.94

Options outstanding, December 31, 2020	23,025,382	$0.74	8.7	$5,548

Nonvested options, December 31, 2020	17,524,327	$0.88	9.4	$1,844

Vested and exercisable, December 31, 2020	3,448,301	$0.37	7.6	$2,123

(1)	Prior period results have been adjusted to reflect the ten-for-one stock split in November 2020. See Note 1 Business and Basis of Presentation for details.
The weighted-average grant-date fair-value of the grants was $0.51 and $0.39 for the years ended December 31, 2020 and 2019, respectively.
The Company recognized approximately $1.5 million and $0.3 million of stock-based compensation expense arising from stock option grants which is recorded as a component of compensation and benefits in the consolidated statements of operations for the years ended December 31, 2020 and 2019, respectively. There was approximately $7.1 million of total unrecognized compensation cost related to unvested stock options granted under the Plan as of the year ended December 31, 2020. The cost is expected to be recognized over the weighted-average remaining period of 3.2 years.
The Company allowed certain stock option holders to exercise unvested options to purchase shares of common stock. Shares received from such early exercises are subject to repurchase in the event of the optionee’s employment termination, at the original issuance price, until the options are fully vested. As of December 31, 2020 and 2019, 866,585 and 841,933 shares of common stock were subject to repurchase at weighted-average prices of $0.80 and $0.04 per share, respectively. As of December 31, 2020, the cash proceeds received for unvested shares of common stock of $88 thousand were recorded within other current liabilities on the consolidated balance sheets. As of December 31, 2019, there were no cash proceeds received for unvested shares of common stock. The Company historically has issued non-recourse
notes secured by options to fund exercises to certain key employees. During 2020, the Company issued a non-recourse
note for $1.0 million, which was secured by a pledge of 1,050,000 shares (see Note 15 Related-Party Transactions for details). The shares pledged are not considered outstanding for accounting purposes whether vested or unvested. As of December 31, 2020, there were 2,839,125 options exercised in exchange for non-recourse
notes, of which 2,052,754 options were vested. As of December 31, 2019, there were 1,942,250 options exercised in exchange for non-recourse
note, of which 1,195,317 options were vested. The shares issued pursuant to unvested options and both vested and unvested options funded by non-recourse
notes have been included in shares issued and outstanding on the consolidated balance sheets and consolidated statements of convertible preferred stock and stockholders’ deficit as such shares are considered legally outstanding.
Restricted Stock Issued to Employees:
The Company did not issue shares of restricted stock to employees during the years ended December 31, 2020 and 2019, respectively.
During the year ended December 31, 2019, the Company modified RSAs issued to two employees by extending the period over which the Company could exercise its repurchase rights. The modification did not result in any additional stock-based compensation expense recognized for the years ended December 31, 2020 and 2019.
The Company did not recognize any stock-based compensation expense related to restricted stock issued to employees for the years ended December 31, 2020 and 2019. Stock-based compensation expense is presented within compensation and benefits in the consolidated statements of operations.
There was no unrecognized compensation cost related to employee unvested restricted stock as of December 31, 2020.
A summary of the Company’s restricted stock activity for employees for the year ended December 31, 2020, is presented below:

	Shares	Weighted- Average Grant-Date Fair Value
Nonvested shares at December 31, 2019	17,416,710	$0.37
Granted	—	$—
Vested	(14,388,585)	$0.26
Forfeited	(653,125)	$0.93

Nonvested shares at December 31, 2020	2,375,000	$0.93

Restricted Stock Issued to
Non-Employees:
During 2020 and 2019, restricted stock issued to consultants for various advisory and consulting related services was 0 and 250,000 shares, respectively. The Company recognized approximately $0.1 million and $0.2 million of stock-based compensation expense related to restricted stock grants to non-employees
for years ended December 31, 2020 and 2019, respectively. Stock based compensation expense is presented within compensation and benefits in the consolidated statements of operations.
There was approximately $4 thousand of total unrecognized compensation cost related to non-employee
unvested restricted stock for the year ended December 31, 2020. The cost is expected to be recognized over the weighted-average remaining period of 0.8 years.
A summary of the Company’s
non-employee
restricted stock activity for the year ended December 31, 2020, is presented below:

	Shares	Weighted- Average Grant-Date Fair Value
Nonvested shares at December 31, 2019	231,254	$0.93
Granted	—	—
Vested	(226,045)	0.30
Forfeited	—	—

Nonvested shares at December 31, 2020	5,209	$0.93